                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Sandler Capital Management
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Sandler
Title:   Managing Director
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ Andrew Sandler      New York, New York    1/31/02
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          6

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $442,092
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1.        28-2461                  John Kornreich
         2.        28-4506                  Michael Marocco
         3.        28-4508                  Andrew Sandler
         4.        28-1951                  Harvey Sandler
         5.        28-                      Douglas Schimmel
         6.        28-                      Hannah Stone


         [Repeat as necessary.]


















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
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 2001

   COLUMN 1          COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------         --------     --------     --------       --------         ---------   --------      --------
                                               MARKET
                      TITLE        CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS      NUMBER      (x000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------       --------      ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----

ACKERLEY GROUP INC COM COMMON      004527107    3,832    218,944   SH         SOLE        0        218944    0    0
ADELPHIA COMMUNI-
 CATIONS CORP          COMMON      006848105    3,118    100,000   SH         SOLE        0        80000     0    0
ALVARION LTD COM STK   COMMON      M0861T100      772    209,236   SH         SOLE        0        209236    0    0
AOL TIME WARNER        COMMON      00184A105    6,058    186,700   SH         SOLE        0        162200    0    0
APOLLO GROUP INC
 CL A COM              COMMON      037604105   12,044    264,600   SH         SOLE        0        241600    0    0
ASCENTIAL SOFTWARE
 CORP COM              COMMON      04362P108    8,106  1,991,500   SH         SOLE        0        1865000   0    0
AT&T CORP COM          COMMON      001957109    7,034    387,740   SH         SOLE        0        387740    0    0
AT&T WIRELESS
 SERVICES INC          COMMON      00209A106    1,863    129,679   SH         SOLE        0        129679    0    0
BELO CORPORATION
 COM STK               COMMON      080555105    2,251    120,000   SH         SOLE        0        93200     0    0
BURLINGTON NORTHN
 SANTA FE COR          COMMON      12189T104    2,853    100,000   SH         SOLE        0        100000    0    0
CABLEVISION NY GROUP
 CLASS A               COMMON      12686C109   16,589    349,600   SH         SOLE        0        349600    0    0
CABLEVISION SYSTEMS
 CORP                  COMMON      12686C844    4,318    174,800   SH         SOLE        0        174800    0    0
CALPINE CORP COM       OPTIONS     1313470DB    1,679    100,000   SH   CALL  SOLE        0        100000    0    0
                       -CALLS
CALPINE CORP COM       OPTIONS     1313470DD    1,679    100,000   SH   CALL  SOLE        0        100000    0    0
                       -CALLS
CLEAR CHANNEL          OPTIONS
 COMMUNICATIONS I      -CALLS      184502JAL    5,091    100,000   SH   CALL  SOLE        0        100000    0    0
COMCAST CORP CL A
 SPECIAL               COMMON      200300200    5,314    145,100   SH         SOLE        0        142600    0    0
COMPUTER SCIENCES
 CORP COM              COMMON      205363104    6,343    129,500   SH         SOLE        0        117500    0    0
COSTCO WHOLESALE CORP
 COM STK               COMMON      22160K105    5,326    120,000   SH         SOLE        0        120000    0    0
CROWN MEDIA HOLDINGS   COMMON      228411104      948     84,000   SH         SOLE        0        84000     0    0
DELL COMPUTER CORP COM COMMON      247025109    4,613    149,700   SH         SOLE        0        147200    0    0
DJ US TECHNOL COM STK  US ETF'S
 US ETFS               -US TR      464287721   12,486    232,200   SH         SOLE        0        206200    0    0
DOUBLECLICK INC COM    COMMON      258609304    1,134    100,000   SH         SOLE        0        100000    0    0



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

ECHOSTAR COMMUNI-
 CATIONS CORP          COMMON      278762109    9,172    332,400   SH         SOLE        0        305900    0    0
ECHOSTAR COMMUNI-      OPTIONS
 CATIONS CORP          -CALLS      2787621AE    5,494    305,900   SH   CALL  SOLE        0        200000    0    0
EDISON INTERNATIONAL
 USD4.166              COMMON      281020107      755     50,000   SH         SOLE        0        50000     0    0
ESPEED INC COM STK     COMMON      296643109    1,656    200,000   SH         SOLE        0        200000    0    0
FOX ENTERTAINMENT
 GROUP INC CL          COMMON      35138T107   19,337    724,400   SH         SOLE        0        669900    0    0
HANDSPRING INC COM
 STK                   COMMON      410293104    1,348    200,000   SH         SOLE        0        200000    0    0
HELLENIC TELECOM ORG
 SPONS ADR             ADRS STOCKS 423325307       95     12,500   SH         SOLE        0        12500     0    0
HOTJOBS.COM LTD
 COM STK               COMMON      441474103    6,286    605,000   SH         SOLE        0        605000    0    0
INTERSIL CORP CL A     COMMON      46069S109      871     27,000   SH         SOLE        0        27000     0    0
INTL BUSINESS MACHS
 CORP COM              COMMON      459200101    1,210     10,000   SH         SOLE        0        10000     0    0
ISHARES TR RUSSELL     US ETF'S
 2000 INDEX            -US TR      464287648   17,220    300,000   SH         SOLE        0        300000    0    0
L 3 COMMUNICATIONS
 HLDGS INC C           COMMON      502424104    2,250     25,000   SH         SOLE        0        25000     0    0
LEAP WIRELESS INTL INC COMMON      521863100    2,097    100,000   SH         SOLE        0        100000    0    0
LIBERTY MEDIA CORP
 NEW                   COMMON      530718204   25,263  1,680,116   SH         SOLE        0        1662036   0    0
LIBERTY MEDIA
 CORP NEW              COMMON      530718105    5,160    361,197   SH         SOLE        0        312639    0    0
LOCKHEED MARTIN CORP
  COM                  COMMON      539830109    2,609     50,000   SH         SOLE        0        50000     0    0
MAXIM INTEGRATED
 PRODUCTS INC.         COMMON      57772K101    1,313     25,000   SH         SOLE        0        25000     0    0
MAXTOR  CORP COM       COMMON      577729205    2,790    440,000   SH         SOLE        0        440000    0    0
MCGRAW HILL
 COMPANIES INC USD     COMMON      580645109    7,806    126,000   SH         SOLE        0        114000    0    0
MICROSOFT CORP COM     COMMON      594918104    7,712    114,400   SH         SOLE        0        92400     0    0
MICROSTRATEGY INC
 COM STK               COMMON      594972101      963    250,000   SH         SOLE        0        250000    0    0
MIDWAY GAMES INC COM   COMMON      598148104    1,079     71,863   SH         SOLE        0        71863     0    0
MILLBROOK PRESS INC
 COM                   COMMON      600179105      145     60,000   SH         SOLE        0        60000     0    0
NEWS CORP LTD SPONS
 ADR REPSTG            ADRS STOCKS 652487802    1,608     57,800   SH         SOLE        0        42800     0    0
NIKE INC CL B          COMMON      654106103   10,123    180,000   SH         SOLE        0        180000    0    0
OMNICARE INC COM       COMMON      681904108    4,976    200,000   SH         SOLE        0        200000    0    0
PEOPLESOFT INC COM     COMMON      712713106    4,020    100,000   SH         SOLE        0        100000    0    0
PRECISE SOFTWARE
 SOLUTIONS             COMMON      M41450103    1,808     87,500   SH         SOLE        0        87500     0    0
PRIMEDIA INC COM STK   COMMON      74157K101      305     70,000   SH         SOLE        0        70000     0    0





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

READ-RITE CORP
 USD COM               COMMON      755246105    1,157    175,000   SH         SOLE        0        175000    0    0
ROSS STORES INC
 USD0 .01 COM          COMMON      778296103   12,383    386,000   SH         SOLE        0        386000    0    0
S&P MD 400 GRWTH       US ETF'S
 US ETFS               -US TR      464287606   45,067    395,500   SH         SOLE        0        395500    0    0
SILICON STORAGE
 TECHNOLOGY INC        COMMON      827057100    4,338    450,000   SH         SOLE        0        450000    0    0
SINCLAIR BROADCAST
 GROUP INC C           COMMON      829226109    6,030    630,450   SH         SOLE        0        561350    0    0
SK TELECOM CO LTD
 AD R (SPONSO          ADRS STOCKS 78440P108    2,155     99,700   SH         SOLE        0        82200     0    0
SONY CORP AMERN
 SH NEW                ADRS STOCKS 835699307    8,118    180,000   SH         SOLE        0        180000    0    0
SPANISH BROAD-
 CASTING SYS, INC      COMMON      846425882      321     32,500   SH         SOLE        0        32500     0    0
STILWELL FIN INC
 COM STK               COMMON      860831106    4,891    177,200   SH         SOLE        0        162200    0    0
SUN INTL HOTELS
 LTD ORDS              COMMON      P8797T133   11,131    436,100   SH         SOLE        0        393100    0    0
SUREBEAM CORP          OPTIONS
 CL-A COM              -PUTS       86866R0PC    1,571    150,000   SH   PUT   SOLE        0        150000    0    0
T-ROWE PRICE GROUP
 INC                   COMMON      74144T108    6,946    200,000   SH         SOLE        0        200000    0    0
TAIWAN SEMICONDUCTOR
 MANUFACTU             ADRS STOCKS 874039100    4,219    242,700   SH         SOLE        0        220900    0    0
TELEWEST COMMUNI-
 CATIONS PLC           ADRS STOCKS 87956P105      989    105,295   SH         SOLE        0        105295    0    0
UNV PHOENIX ONL        COMMON      037604204    3,438    105,500   SH         SOLE        0        105500    0    0
VIACOM INC CL B COM    COMMON      925524308   14,145    319,400   SH         SOLE        0        291650    0    0
VIVENDI SPONSORED ADR  ADRS STOCKS 92851S204   11,175    205,250   SH         SOLE        0        172750    0    0
VODAFONE GROUP
 PLC ADR               ADRS STOCKS 92857W100   38,957  1,512,010   SH         SOLE        0        1427010   0    0
WESTERN DIGITAL
 CORP COM              COMMON      958102105    1,787    285,000   SH         SOLE        0        285000    0    0
WMS INDS INC COM       COMMON      929297109    1,200     60,000   SH         SOLE        0        60000     0    0
iSHRS DJ CHEM US ETFS  US ETF'S
                       -US TR      464287820    3,152     75,000   SH         SOLE        0        75000     0

                       TOTAL                   $442,092
                                                (thousands)











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